Reportable Segment Information - Major Customers (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total revenue | Customer A
Revenue, Major Customer [Line Items]
Concentration risk percentage	18.00%	12.50%
Total revenue | Customer B
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.50%	8.80%
Total revenue | Customer C
Revenue, Major Customer [Line Items]
Concentration risk percentage	8.70%	14.20%
Total revenue | Customer D
Revenue, Major Customer [Line Items]
Concentration risk percentage	7.00%	11.10%
Pressure pumping | Customer A
Revenue, Major Customer [Line Items]
Concentration risk percentage	96.00%	99.00%
Pressure pumping | Customer B
Revenue, Major Customer [Line Items]
Concentration risk percentage	99.00%	100.00%
Pressure pumping | Customer C
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%	88.00%
Pressure pumping | Customer D
Revenue, Major Customer [Line Items]
Concentration risk percentage	99.00%	99.00%